Morgan Stanley Europe Opportunity Fund, Inc.

Consolidated Portfolio of Investments ▪ January 31, 2022 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (92.7%)
	Denmark (8.3%)
	Air Freight & Logistics
133,729	DSV Panalpina A/S	$27,171,145
	France (8.5%)
	Beverages
39,482	Pernod Ricard SA	8,445,173
	Software
94,496	Dassault Systemes SE	4,569,673
	Textiles, Apparel & Luxury Goods
9,815	Hermes International	14,736,427
	Total France	27,751,273
	Germany (14.6%)
	Food & Staples Retailing
258,299	HelloFresh SE (a)	17,197,731
	Textiles, Apparel & Luxury Goods
61,551	Adidas AG	16,890,653
128,127	Puma SE	13,703,503
		30,594,156
	Total Germany	47,791,887
	Italy (10.3%)
	Beverages
1,198,343	Davide Campari-Milano N.V.	15,045,553
	Textiles, Apparel & Luxury Goods
291,211	Moncler SpA	18,689,792
	Total Italy	33,735,345
	Netherlands (8.1%)
	Information Technology Services
6,245	Adyen N.V. (a)	12,707,935
	Semiconductors & Semiconductor Equipment
20,675	ASML Holding N.V.	14,003,063
	Total Netherlands	26,710,998
	Norway (2.5%)
	Entertainment
873,998	Kahoot! ASA (a)(b)	3,509,071
	Machinery
1,672,612	AutoStore Holdings Ltd. (a)(b)	4,721,487
	Total Norway	8,230,558
	Sweden (6.3%)
	Biotechnology
86,344	Vitrolife AB	3,550,673
	Hotels, Restaurants & Leisure
138,906	Evolution AB	17,282,284
	Total Sweden	20,832,957
	Switzerland (9.1%)
	Food Products
59	Chocoladefabriken Lindt & Spruengli AG (Registered)	6,798,924
	Health Care Equipment & Supplies
6,130	Straumann Holding AG (Registered)	10,157,922
	Marine
37,587	Kuehne & Nagel International AG (Registered)	10,614,078
	Textiles, Apparel & Luxury Goods
89,148	On Holding AG, Class A (a)	2,350,833
	Total Switzerland	29,921,757

Morgan Stanley Europe Opportunity Fund, Inc.

Consolidated Portfolio of Investments ▪ January 31, 2022 (unaudited) continued

	United Kingdom (13.4%)
	Beverages
174,972	Diageo PLC	8,829,325
204,971	Fevertree Drinks PLC	5,892,931
		14,722,256
	Biotechnology
527,727	Abcam PLC (a)	9,505,762
	Interactive Media & Services
1,565,431	Rightmove PLC	13,796,912
	Internet & Direct Marketing Retail
2,840,815	Deliveroo PLC (a)	5,968,439
	Total United Kingdom	43,993,369
	United States (11.6%)
	Entertainment
73,756	Spotify Technology SA (a)	14,475,353
	Information Technology Services
27,152	EPAM Systems, Inc. (a)	12,928,153
	Internet & Direct Marketing Retail
492,037	Farfetch Ltd., Class A (a)	10,682,123
	Total United States	38,085,629
	Total Common Stocks (Cost $278,705,317)	304,224,918
	Investment Company (0.7%)
	United States (0.7%)
83,803	Grayscale Bitcoin Trust (a)(Cost $3,646,698)	2,198,991

NUMBER OF SHARES (000)
Short-Term Investments (8.4%)
Securities held as Collateral on Loaned Securities (0.2%)
Investment Company (0.1%)
427	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (c)	426,824

PRINCIPAL AMOUNT (000)
	Repurchase Agreements (0.1%)
$ 44	HSBC Securities USA, Inc. (0.05%, dated 1/31/22, due 2/1/22; proceeds $43,553; fully collateralized by U.S. Government obligations; 0.00% due 8/15/25 - 8/15/28; valued at $44,425)	43,553
61	Merrill Lynch & Co., Inc. (0.05%, dated 1/31/22, due 2/1/22; proceeds $60,975; fully collateralized by a U.S. Government obligation; 0.13% due 8/13/23; valued at $62,194)	60,975
		104,528
	Total Securities held as Collateral on Loaned Securities (Cost $531,352)	531,352

Morgan Stanley Europe Opportunity Fund, Inc.

Consolidated Portfolio of Investments ▪ January 31, 2022 (unaudited) continued

NUMBER OF SHARES (000)
	Investment Company (8.2%)
26,941	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (c) (Cost $26,941,207)		26,941,207
	Total Short-Term Investments (Cost $27,472,559)		27,472,559
	Total Investments (Cost $309,824,574) including $5,590,456 of Securities Loaned (d)(e)(f)	101.8%	333,896,468
	Liabilities in Excess of Other Assets	(1.8)	(5,883,964)
	Net Assets	100.0%	$328,012,504

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at January 31, 2022, were $5,590,456 and $5,345,385 respectively. The Fund received cash collateral of $540,538, of which $531,352 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Consolidated Portfolio of Investments. The Fund received non-cash collateral of approximately $4,804,847 in the form of U.S.Government obligations, which the Fund cannot sell or re-pledge, and accordingly are not reflected in the Consolidated Portfolio of Investments. At January 31, 2022, there was uninvested cash collateral of $9,186, which is not reflected in the Consolidated Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(c)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended January 31, 2022, advisory fees paid were reduced by $1,314 relating to the Fund's investment in the Liquidity Funds.
(d)	The fair value and percentage of net assets, $263,788,456 and 80.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.
(e)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended January 31, 2022, the Fund did not engage in any cross-trade transactions.
(f)	At January 31, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $42,523,223 and the aggregate gross unrealized depreciation is $18,451,329, resulting in net unrealized appreciation of $24,071,894.

Consolidated Summary of Investments

INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS
Textiles, Apparel & Luxury Goods	$66,371,208		19.9%
Beverages	38,212,982		11.5
Investment Companies	29,140,198		8.7
Air Freight & Logistics	27,171,145		8.2
Information Technology Services	25,636,088		7.7
Entertainment	17,984,424		5.4
Hotels, Restaurants & Leisure	17,282,284		5.2
Food & Staples Retailing	17,197,731		5.2
Internet & Direct Marketing Retail	16,650,562		5.0
Semiconductors & Semiconductor Equipment	14,003,063		4.2
Interactive Media & Services	13,796,912		4.1
Biotechnology	13,056,435		3.9
Marine	10,614,078		3.2
Health Care Equipment & Supplies	10,157,922		3.0
Food Products	6,798,924		2.0
Machinery	4,721,487		1.4
Software	4,569,673		1.4
Total Investments	$333,365,116	+	100.0%

+	Does not reflect the value of securities held as collateral on loaned securities.

Morgan Stanley Europe Opportunity Fund, Inc.

Notes to Consolidated Portfolio of Investments ▪ January 31, 2022 (unaudited)

Valuation of Investments - (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Fund's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Company (“MSIM Company”) (the “Sub-Adviser”), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security’s fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (4) when market quotations are not readily available, including circumstances under which the Adviser or the Sub-Adviser, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2022:

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL

Assets:
Common Stocks
Air Freight & Logistics	$—	$27,171,145	$—	$27,171,145
Beverages	—	38,212,982	—	38,212,982
Biotechnology	—	13,056,435	—	13,056,435
Entertainment	14,475,353	3,509,071	—	17,984,424
Food & Staples Retailing	—	17,197,731	—	17,197,731
Food Products	—	6,798,924	—	6,798,924
Health Care Equipment & Supplies	—	10,157,922	—	10,157,922
Hotels, Restaurants & Leisure	—	17,282,284	—	17,282,284
Machinery	—	4,721,487	—	4,721,487
Information Technology Services	12,928,153	12,707,935	—	25,636,088
Interactive Media & Services	—	13,796,912	—	13,796,912
Internet & Direct Marketing Retail	10,682,123	5,968,439	—	16,650,562
Marine	—	10,614,078	—	10,614,078
Semiconductors & Semiconductor Equipment	—	14,003,063	—	14,003,063
Software	—	4,569,673	—	4,569,673
Textiles, Apparel & Luxury Goods	2,350,833	64,020,375	—	66,371,208
Total Common Stocks	40,436,462	263,788,456	—	304,224,918
Investment Company	2,198,991	—	—	29,567,022
Short-Term Investments
Investment Company	27,368,031	—	—	27,368,031
Repurchase Agreements	—	104,528	—	104,528
Total Short-Term Investments	27,368,031	104,528	—	27,472,559
Total Assets	$70,003,484	$263,892,984	$—	$333,896,468

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.